UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21180

                         BlackRock Florida Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock Florida Insured Municipal Income Trust (BAF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.0%
			Florida—148.6%
			Brd. of Ed.
AAA	$ 9,000		GO, Ser. A, 5.00%, 6/01/27, FSA	06/12 @ 101	$ 9,310,860
AAA	8,640	[3]	Lottery RB, Ser. C, 5.00%, 1/01/22, MBIA	01/13 @ 101	9,004,435
			Capital Trust Agcy. Multi-Fam. RB, American Oppty. Proj.,
Baa2	1,000		Ser. A, 5.875%, 6/01/38	06/13 @ 102	951,170
Ba1	980		Ser. C, 7.25%, 6/01/38	06/13 @ 102	929,814
NR	3,835		Colonial Cntry. Club Cmnty. Dev. Dist. SA, 6.40%, 5/01/33	05/13 @ 101	4,053,633
AAA	7,000		Dept. of Transp. GO, 5.00%, 7/01/27, FSA	07/12 @ 101	7,201,250
AAA	8,695		Gainesville Util. Sys. RB, Ser. A, 5.00%, 10/01/33, FSA	10/13 @ 100	8,930,374
A+	8,500	[3]	Highlands Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	9,472,060
AAA	7,580		Hillsborough Cnty. Sch. Brd. COP, Ser. A, 5.00%, 7/01/25, MBIA	07/10 @ 100	7,800,805
			Jacksonville RB,
AAA	2,865		Cap. Impvt., Ser. A, 5.00%, 10/01/30, AMBAC	10/12 @ 100	2,930,236
AAA	8,000		Excise Tax, Ser. B, 5.00%, 10/01/26, AMBAC	10/12 @ 100	8,261,920
AAA	9,500		Sales Tax, 5.00%, 10/01/27, MBIA	10/13 @ 100	9,834,875
AAA	9,500		Transp., 5.00%, 10/01/31, MBIA	10/11 @ 100	9,726,480
AAA	2,000		JEA Wtr. & Swr. Sys. RB, Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	1,972,880
AAA	1,480		Julington Creek Plantation Cmnty. Dev. SA, 5.00%, 5/01/29, MBIA	05/12 @ 101	1,526,102
AAA	9,000		Lake Cnty. Sch. Brd. COP, Ser. A, 5.00%, 7/01/28, AMBAC	07/13 @ 100	9,264,240
			Miami Dade Cnty. RB,
AAA	10,000		Ser. A, Zero Coupon, 10/01/39, MBIA	10/15 @ 28.762	1,761,200
AAA	10,000		Ser. A, Zero Coupon, 10/01/40, MBIA	10/15 @ 27.307	1,671,800
AAA	26,935		Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	6,800,280
			Orange Cnty.,
AAA	7,975		Sales Tax RB, Ser. B, 5.125%, 1/01/32, FGIC	01/13 @ 100	8,283,154
AAA	2,000		Sch. Brd. COP, Ser. A, 5.00%, 8/01/27, MBIA	08/12 @ 100	2,056,380
AAA	9,250		Tourist Dev. Tax RB, 5.125%, 10/01/30, AMBAC	04/12 @ 100	9,633,968
AAA	4,000		Osceola Cnty. Sch. Brd. COP, Ser. A, 5.25%, 6/01/27, AMBAC	06/12 @ 101	4,222,320
			Palm Bay Util. RB,
AAA	4,015		Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,330,370
AAA	5,570		Zero Coupon, 10/01/31, FGIC	No Opt. Call	1,567,621
AAA	9,200		Palm Beach Cnty. Sch. Brd. COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	9,444,352
AA-	5,000	[4]	Pinellas Cnty. Hlth. Fac. Auth. RB, Baycare Hlth. Sys. Proj., 5.50%, 5/15/13	N/A	5,469,750
AAA	9,500		Pinellas Cnty. Swr. RB, 5.00%, 10/01/32, FSA	10/13 @ 100	9,763,055
AAA	5,000		Polk Cnty. Util. Sys. RB, 5.00%, 10/01/29, FGIC	10/13 @ 100	5,154,150
AAA	825	[4]	Port St. Lucie Util. RB, 5.125%, 9/01/11, MBIA	N/A	875,630
AAA	2,945		Sarasota Cnty. Util. Sys. RB, Ser. C, 5.25%, 10/01/22, FGIC	10/12 @ 100	3,116,635
AAA	3,500		St. Petersburg Pub. Util. RB, Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	3,581,620
AAA	1,000		Tohopekaliga Wtr. Auth. RB, Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,038,420
NR5	4,070		Vlg. Cmnty. Dev. Dist. No. 5, SA, Ser. A, 6.50%, 5/01/33	05/13 @ 101	4,324,904
AAA	13,500		Vlg. Ctr. Cmnty. Dev. Dist. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	13,777,965

					195,044,708

			Puerto Rico—7.4%
BBB	9,405		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	9,653,104

			Total Long-Term Investments (cost $198,305,132)		204,697,812

1

BlackRock Florida Insured Municipal Income Trust (BAF) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.3%
450	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $450,000)	$ 450,000

	Total Investments—156.3% (cost $198,755,1326)	$ 205,147,812
	Other assets in excess of liabilities—1.6%	2,101,779
	Preferred shares at redemption value, including dividends payable—(57.9)%	(76,014,366)

	Net Assets Applicable to Common Shareholders—100%	$ 131,235,225

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security pledged as collateral.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Cost for Federal income tax purposes is $198,755,063. The net unrealized appreciation on a tax basis is $6,392,749, consisting of $6,495,227 gross unrealized appreciation and $102,478 gross unrealized depreciation.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 83.1% of the Trust’s managed assets.

AMBAC	—	16.8%
FGIC	—	9.5%
FSA	—	24.1%
MBIA	—	32.5%
Other

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	SA	—	Special Assessment

2

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock Florida Insured Municipal Income Trust

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006